UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21930

Oceanstone Fund

(Exact name of registrant as specified in charter)

13453 El Presidio Trail

San Diego, CA 92130

(Address of principal executive offices)

 (Zip code)

James J. Wang

P.O. Box 130982

Carlsbad, CA 92013

(Name and address of agent for service)

Registrant's telephone number, including area code: 858-481-4123

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Oceanstone Fund

AMERICAN GREETINGS CORPORATION

Ticker Symbol:AM	Cusip Number:026375105
Record Date: 4/26/2010	Meeting Date: 6/11/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-SCOTT S. COWEN, 02-W.E.MACDONALD,III, 03-ZEV WEISS	For	Issuer	For	With

ASBURY AUTOMOTIVE GROUP, INC.

Ticker Symbol:ABG	Cusip Number:043436104
Record Date: 3/10/2010	Meeting Date: 4/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-THOMAS C. DELOACH, JR., 02-PHILIP F. MARITZ, 03-JEFFREY I. WOOLEY	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS ASBURY'S INDEPENDENT PUBLIC ACCOUNTANTS FOR THE YEAR ENDING DECEMBER 31, 2010	For	Issuer	For	With

AVIS BUDGET GROUP, INC.

Ticker Symbol:CAR	Cusip Number:053774105
Record Date: 3/31/2010	Meeting Date: 5/26/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	1A-ELECTION OF DIRECTOR: RONALD L. NELSON, 1B-ELECTION OF DIRECTOR: MARY C. CHOKSI, 1C-ELECTION OF DIRECTOR: LEONARD S. COLEMAN, 1D-ELECTION OF DIRECTOR: MARTIN L. EDELMAN, 1E-ELECTION OF DIRECTOR: JOHN D. HARDY, JR., 1F-ELECTION OF DIRECTOR: LYNN KROMINGA, 1G-ELECTION OF DIRECTOR: EDUARDO G. MESTRE, 1H-ELECTION OF DIRECTOR: f. rOBERT SALERNO, 1I-ELECTION OF DIRECTOR: STENDER E. SWEENEY	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS THE AUDITORS OF THE COMPANY'S FINANCIAL STATEMENTS FOR FISCAL YEAR 2010.	For	Issuer	For	With

FIFTH THIRD BANCORP

Ticker Symbol:FITB	Cusip Number:316773100
Record Date: 2/26/2010	Meeting Date: 4/20/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-DARRYL F. ALLEN, 02-ULYSSES L. BRIDGEMAN, 03-EMERSON L. BRUMBACK, 04-JAMES P. HACKETT, 05-GARY R. HEMINGER, 06-JEWELL D. HOOVER, 07-KEVIN T. KABAT, 08-MITCHEL D. LIVINGSTON, 09-HENDRIK G. MEIJER, 10-JOHN J. SCHIFF,JR., 11-DUDLEY S. TAFT, 12-MARSHA C. WILLIAMS	For	Issuer	For	With
2	TO AMEND THE ARTICLES OF INCORPORATION AND CODE OF REGULATIONS TO PROVIDE FOR MAJORITY VOTING IN UNCONTESTED ELECTIONS OF DIRECTORS	For	Issuer	For	With
3	TO AMEND THE ARTICLES OF INCORPORATION AND CODE OF REGULATIONS TO ELIMINATE CUMULATIVE VOTING IN ELECTIONS OF DIRECTORS	For	Issuer	For	With
4	THE PROPOSAL DESCRIBED IN THE PROXY STATEMENT TO AMEND THE CODE OF REGULATIONS TO PERMIT THE DIRECTORS TO FURTHER AMEND THE CODE OF REGULATIONS WITHOUT SHAREHOLDER CONSENT TO THE EXTENT PERMITTED BY OHIO LAW	For	Issuer	For	With
5	APPROVAL OF AN ADVISORY VOTE ON EXECUTIVE CONPENSATION	For	Issuer	For	With
6	APPROVAL OF THE APPOINTMENT OF THE FIRM OF DELOITTE & TOUCHE LLP TO SERVE AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE COMPANY FOR THE YEAR 2010	For	Issuer	For	With
7	PROPOSAL TO REQUEST THAT THE BOARD OF DIRECTORS ADOPT A POLICY THAT THE CHAIRMAN OF THE BOARD SHALL BE A DIRECTOR WHO IS INDEPENDENT FROM FIFTH THIRD	Against	Stockholder	Against	With

FORD MOTOR COMPANY

Ticker Symbol:F	Cusip Number:345370860
Record Date: 3/17/2010	Meeting Date: 5/13/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-STEPHEN G. BUTLER, 02-KIMBERLY A. CASIANO, 03-ANTHONY F. EARLEY,JR., 04-EDSEL B. FORD, 05-WILLIAM CLAY FORD,JR., 06-RICHARD A. GEPHARDT, 07-IRVINE O. HOCKADAY,JR., 08-RICHARD A. MANOOGIAN, 09-ELLEN R. MARRAM, 10-ALAN MULALLY, 11-HOMER A. NEAL, 12-GERALD L. SHAHEEN, 13-JOHN L. THORNTON	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.	For	Issuer	For	With
3	APPROVAL OF TAX BENEFIT PRESERVATION PLAN.	For	Issuer	For	With
4	RELATING TO DISCLOSING ANY PRIOR GOVERNMENT AFFILIATION OF DIRECTORS, OFFICERS, AND CONSULTANTS.	Against	Stockholder	Against	With
5	RELATING TO CONSIDERATION OF A RECAPITALIZATION PLAN TO PROVIDE THAT ALL OF COMPANY'S OUTSTANDING STOCK HAVE ONE VOTE PER SHARE.	Against	Stockholder	Against	With
6	RELATING TO THE COMPANY ISSUING A REPORT DISCLOSING POLICIES AND PROCEDURES RELATED TO POLITICAL CONTRIBUTIONS.	Against	Stockholder	Against	With
7	RELATING TO PROVIDING SHAREHOLDERS THE OPPORTUNITY TO CAST AN ADVISORY VOTE TO RATIFY THE COMPENSATION OF THE NAMED EXECUTIVES.	Against	Stockholder	Against	With
8	RELATING TO THE COMPANY NOT FUNDING ANY ENERGY SAVINGS PROJECTS THAT ARE SOLELY CONCERNED WITH CO2 REDUCTION.	Against	Stockholder	Against	With

INDUSTRIAL SERVICES OF AMERICA, INC

Ticker Symbol:IDSA	Cusip Number:456314103
Record Date: 4/27/2010	Meeting Date: 6/10/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-HARRY KLETTER, 02-ROMAN EPELBAUM, 03-ORSON OLIVER, 04-ALBERT COZZI, 05-BRIAN DONAGHY	For	Issuer	For	With
2	TO RATIFY THE SELECTION OF MOUNTJOY CHILTON MEDLEY LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With
3	TO APPROVE THE RESERVATION OF 800,000 ADDITIONAL SHARES OF OUR COMMON STOCK UNDER OUR LONG TERM INCENTIVE PLAN, SO THAT THE TOTAL NUMBER OF SHARES RESERVED WILL INCREASE FROM 800,000 TO 1,600,000 SHARES.	For	Issuer	For	With
4	TO APPROVE THE ISSUANCE OF 200,000 SHARES OF OUR COMMON STOCK FOR THE PURCHASE OF CERTAIN INTANGIBLE ASSETS.	For	Issuer	For	With

NOKIA CORPORATION

Ticker Symbol:NOK	Cusip Number:654902204
Record Date: 2/5/2010	Meeting Date: 5/6/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10	RESOLUTION ON THE REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS	For	Issuer	For	With
11	RESOLUTION ON THE NUMBER OF MEMBERS OF THE BOARD OF DIRECTORS	For	Issuer	For	With
12	DIRECTORS RECOMMENDED: A VOTE FOR THE ELECTION OF THE FOLLOWING NOMINEES 01-LALITA D. GUPTE, 02-DR. BENGT HOLMSTROM, 03-PROF. DR. H. KAGERMANN, 04-OLLI-PEKKA KALLASVUO, 05-PER KARLSSON, 06-ISABEL MAREY-SEMPER, 07-JORMA OLLILA, 08-DAME MARJORIE SCARDINO, 09-RISTO SIILASMAA, 10-KEIJO SUILA	For	Issuer	For	With
13	RESOLUTION ON THE REMUNERATION OF THE AUDITOR	For	Issuer	For	With
14	ELECTION OF AUDITOR	For	Issuer	For	With
15	RESOLUTION ON THE AMENDMENT OF THE ARTICLES OF ASSOCIATION	For	Issuer	For	With
16	RESOLUTION ON THE AUTHORIZATION TO THE BOARD OF DIRECTORS TO RESOLVE TO REPURCHASE THE COMPANY'S OWN SHARES	For	Issuer	For	With
17	RESOLUTION ON THE AUTHORIZATION TO THE BOARD OF DIRECTORS TO RESOLVE ON THE ISSUANCE OF SHARES AND SPECIAL RIGHTS ENTITLING TO SHARES	For	Issuer	For	With
7	ADOPTION OF THE ANNUAL ACCOUNTS	For	Issuer	For	With
8	RESOLUTION ON THE USE OF THE PROFIT SHOWN ON THE BALANCE SHEET AND THE PAYMENT OF DIVIDEND	For	Issuer	For	With
9	RESOLUTION ON THE DISCHARGE OF THE MEMBERS OF THE BOARD OF DIRECTORS AND THE PRESIDENT FROM LIABILITY	For	Issuer	For	With

NYSE EURONEXT, INC.

Ticker Symbol:NYX	Cusip Number:629491101
Record Date: 3/1/2010	Meeting Date: 4/29/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-ANDRE BERGEN, 02-ELLYN L. BROWN, 03-MARSHALL N. CARTER, 04-PATRICIA M. CLOHERTY, 05-SIR GEORGE COX, 06-SYLVAIN HEFES, 07-JAN-MICHIEL HESSELS, 08-DUNCAN M. MCFARLAND, 09-JAMES J. MCNULTY, 10-DUNCAN L. NIEDERAUER, 11-RICHARD SALGADO, 12-ROBERT G. SCOTT, 13-JACKSON P. TAI, 14-JEAN-FRANCOIS THEODORE, 15-RIJNHARD VAN TETS, 16-SIR BRIAN WILLIAMSON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS NYSE EURONEXT'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2010.	For	Issuer	For	With
4	TO APPROVE THE STOCKHOLDER PROPOSAL REGARDING CERTIFICATED SHARES.	Against	Stockholder	Against	With

SONIC AUTOMOTIVE, INC.

Ticker Symbol:SAH	Cusip Number:83545G102
Record Date: 7/10/2009	Meeting Date: 8/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	APPROVAL OF THE ISSUANCE OF SHARES OF CLASS A COMMON STOCK UPON CONVERSION OF OUR 6.00% SENIOR SECURED CONVERTIBLE NOTES DUE 2012 AT THE CONVERSION PRICE	For	Issuer	For	With

SONIC AUTOMOTIVE, INC.

Ticker Symbol:SAH	Cusip Number:83545G102
Record Date: 2/22/2010	Meeting Date: 4/21/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-O. BRUTON SMITH, 02-B. SCOTT SMITH, 03-DAVID B. SMITH, 04-WILLIAM I. BELK, 05-WILLIAM R. BROOKS, 06-VICTOR H. DOOLAN, 07-ROBERT HELLER, 08-ROBERT L. REWEY, 09-DAVID C. VORHOFF	For	Issuer	For	With
2	RATIFICATION OF APPOINTMENT OF ERNST & YOUNG LLP AS SONIC'S INDEPENDENT ACCOUNTANTS	For	Issuer	For	With

TRUE RELIGION APPAREL, INC.

Ticker Symbol:TRLG	Cusip Number:89784N104
Record Date: 4/26/2010	Meeting Date: 6/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JEFFREY LUBELL, 02-MARCELLO BOTTOLI, 03-JOSEPH COULOMBE, 04-G. LOUIS GRAZIADIO,III, 05-ROBERT L. HARRIS,II, 06-SETH R. JOHNSON, 07-MARK S. MARON	For	Issuer	For	With
2	TO RATIFY THE APPOINTMENT OF DELOITTE & TOUCHE LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,2010.	For	Issuer	For	With

UNITRIN, INC.

Ticker Symbol:UTR	Cusip Number:913275103
Record Date: 3/12/2010	Meeting Date: 5/5/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	DIRECTORS RECOMMENDED: A VOTE FOR ELECTION OF THE FOLLOWING NOMINEES 01-JAMES E. ANNABLE, 02-ERIC J. DRAUT, 03-DOUGLAS G. GEOGA, 04-REUBEN L. HEDLUND, 05-JULIE M. HOWARD, 06-WAYNE KAUTH, 07-FAYEZ S. SAROFIM, 08-DONALD G. SOUTHWELL, 09-DAVID P. STORCH, 10-RICHARD C. VIE, 11-ANN E. ZIEGLER	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF DELOITTE AND TOUCHE LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTANT FOR 2010.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oceanstone Fund

By /s/James J. Wang

* James J. Wang

President and Treasurer

Date: August 10, 2010

*Print the name and title of each signing officer under his or her signature.